Share Based Payments (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Shares
Non-vested, December 31, 2015 | shares	3,923
Vested | shares	(3,923)
Non-vested, December 31, 2016 | shares
Weighted Average Fair Value
Non-vested, December 31, 2015 | $ / shares	$ 84.74
Vested | $ / shares	84.74
Non-vested, December 31, 2016 | $ / shares